Income Taxes - Schedule of Deferred Tax Asset and Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Net accumulated loss-carry forward	¥ 153,111	¥ 150,667
Deferred deductible advertising expense	83
Allowance	1,087	861
Contract liabilities	7	60
Accruals	261	889
Fair Value Change		2,778
Total	154,549	155,255
Less: Valuation allowance	(154,549)	(155,255)	¥ (166,669)	¥ (177,247)
Net deferred tax asset
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(2,433)	(3,234)
Net deferred tax liabilities	¥ (2,433)	¥ (3,234)